June 6, 2008	Francine J. Rosenberger
D 202.778.9187
F 202.778.9100
francine.rosenberger@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forum Funds

File Nos. 2-67052 and 811-3023

Post-Effective Amendment No. 232

Ladies and Gentleman:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the “Registrant”), is Post-Effective Amendment No. 232 to the currently effective Registration Statement on Form N-1A (the “Amendment”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purpose of the Amendment is to register a new series of the Registrant, the Absolute Opportunities Fund (the “Fund”). The Fund will offer Institutional Class shares.

The Fund’s prospectus and statement of additional information (“SAI”) are substantially similar to the current prospectus and SAI for the Absolute Strategies Fund contained in Post-Effective Amendment No. 231, as filed with the Securities and Exchange Commission on May 30, 2008 (EDGAR Accession No. 0001193125-08-125973).

Prospectus. There are no material differences from the prospectus filed in the Amendment as compared to the prospectus filed in PEA No. 231, except that:

1.	the “Risk/Return Summary” section includes disclosure regarding the investment objective, policies and risks relating specifically to the Fund;

2.	the “Fees and Expenses” section reflects new information relating specifically to the Fund;

3.	the list of Sub-Advisers has been revised to include the names of the Sub-Advisers of the Fund; and

U.S. Securities and Exchange Commission

June 6, 2008

4.	the “Financial Highlights” section has been modified to reflect the commencement of a new series.

Statement of Additional Information. There are no material differences from the SAI filed in the Amendment as compared to the combined SAI filed in PEA No. 231, except that:

1.	the “Investment Policies and Risks” has been modified to reflect investments relating specifically to the Fund; and

2.	the “Investment Limitations” section includes a modified policy on concentration.

In addition, the remaining sections of the SAI have been updated to reflect the operation of a new series.

The Registrant has elected that this filing be automatically effective August 29, 2008 pursuant to Rule 485(a)(2) under 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:	Tony Bosch
Absolute Investment Advisers LLC
Nell-Garwood Garvey
Atlantic Fund Services, LLC
Stacy L. Fuller
K&L Gates